Other Comprehensive Income, Accumulated OCI Balances (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Accumulative OCI balances [Abstract]
Balance, beginning of period		$ 182,213	$ 189,889		$ 184,994
Other comprehensive income (loss), after tax		1,784	(11,614)	[1]	(1,960)	[1]
Balance, end of period		187,443	182,213		189,889
Other Comprehensive Income Textual [Abstract]
Unrealized gain (loss) in AOCI, on available-for-sale debt securities transferred to held-to-maturity debt securities, after tax		3,500	3,700
Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					185,712
Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	[1]				(718)
AOCI including portion attributable to noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		740	(12,172)		(2,201)
Amounts reclassified from accumulated other comprehensive income (loss)		1,044	558		241
Other comprehensive income (loss), after tax		1,784	(11,614)		(1,960)
Debt securities [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		858	(10,794)		(2,310)
Amounts reclassified from accumulated other comprehensive income (loss)		413	294		(64)
Other comprehensive income (loss), after tax		1,271	(10,500)		(2,374)
Fair value hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		16	66		61
Amounts reclassified from accumulated other comprehensive income (loss)		0	0		0
Other comprehensive income (loss), after tax		16	66		61
Cash flow hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		(151)	(1,160)		(9)
Amounts reclassified from accumulated other comprehensive income (loss)		546	4		107
Other comprehensive income (loss), after tax		395	(1,156)		98
Defined benefit plans adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		(17)	(106)		150
Amounts reclassified from accumulated other comprehensive income (loss)		85	260		199
Other comprehensive income (loss), after tax		68	154		349
Debit valuation adjustments (DVA) [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		(29)	58		(64)
Amounts reclassified from accumulated other comprehensive income (loss)		0	0		0
Other comprehensive income (loss), after tax		(29)	58		(64)
Foreign currency translation adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period		63	(236)		(29)
Amounts reclassified from accumulated other comprehensive income (loss)		0	0		(1)
Other comprehensive income (loss), after tax		63	(236)		(30)
Total Wells Fargo stockholders' equity [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		1,782	(11,616)		(1,960)
Accumulative other comprehensive income, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(13,362)	(1,746)		214
Other comprehensive income (loss), after tax		1,782	(11,616)	[1]	(1,960)	[1]
Balance, end of period		(11,580)	(13,362)		(1,746)
Accumulative other comprehensive income, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					194
Accumulative other comprehensive income, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	[1]				20
Debt securities, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(9,835)	665		3,039
Balance, end of period		(8,564)	(9,835)		665
Debt securities, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					3,039
Debt securities, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Fair value hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(77)	(143)		(204)
Balance, end of period		(61)	(77)		(143)
Fair value hedges, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					(204)
Fair value hedges, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Cash flow hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(1,183)	(27)		(125)
Balance, end of period		(788)	(1,183)		(27)
Cash flow hedges, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					(125)
Cash flow hedges, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Defined benefit plans adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(1,901)	(2,055)		(2,404)
Balance, end of period		(1,833)	(1,901)		(2,055)
Defined benefit plans adjustments, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					(2,404)
Defined benefit plans adjustments, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Debit valuation adjustment (DVA), Attributable to Parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		14	(44)		20
Balance, end of period		(15)	14		(44)
Debit valuation adjustment (DVA), Attributable to Parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Debit valuation adjustment (DVA), Attributable to Parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					20
Foreign currency translation adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		(380)	(142)		(112)
Balance, end of period		(319)	(380)		(142)
Foreign currency translation adjustments, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					(112)
Foreign currency translation adjustments, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					0
Noncontrolling interests [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period		1,986	2,503		1,032
Other comprehensive income (loss), after tax		2	2	[1]	0	[1]
Balance, end of period		1,708	1,986		2,503
Noncontrolling interests [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period					1,032
Cumulative other comprehensive income, noncontrolling Interests [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		2	2		0
Debt securities, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		0	0		0
Fair value hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		0	0		0
Cash flow hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		0	0		0
Defined benefit plans adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		0	0		0
Debit valuation adjustment (DVA) [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		0	0		0
Foreign currency translation adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax		$ 2	$ 2		$ 0

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).